Consolidated Balance Sheet - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and due from banks		$ 4,879,000,000	$ 4,065,000,000
Interest-earning deposits with banks		25,711,000,000	30,546,000,000
Loans held for sale (a)	[1]	2,504,000,000	1,540,000,000
Available For Sale Securities		60,104,000,000	55,760,000,000
Held-to-maturity securities		15,843,000,000	14,768,000,000
Loans (a)	[1]	210,833,000,000	206,696,000,000
Allowance for loan and lease losses		(2,589,000,000)	(2,727,000,000)
Net loans		208,244,000,000	203,969,000,000
Equity investments		10,728,000,000	10,587,000,000
Mortgage servicing rights		1,758,000,000	1,589,000,000
Goodwill		9,103,000,000	9,103,000,000
Other (a)	[1]	27,506,000,000	26,566,000,000
Total assets		366,380,000,000	358,493,000,000
Deposits
Noninterest-bearing		80,230,000,000	79,435,000,000
Interest-bearing		176,934,000,000	169,567,000,000
Total deposits		257,164,000,000	249,002,000,000
Borrowed funds
Federal Home Loan Bank Borrowings		17,549,000,000	20,108,000,000
Bank notes and senior debt		22,972,000,000	21,298,000,000
Subordinated debt		8,009,000,000	8,556,000,000
Other (b)	[2]	4,176,000,000	4,570,000,000
Total Borrowed funds		52,706,000,000	54,532,000,000
Allowance for unfunded loan commitments and letters of credit		301,000,000	261,000,000
Accrued expenses and other liabilities		9,355,000,000	8,718,000,000
Total liabilities		319,526,000,000	312,513,000,000
Equity
Preferred stock (c)	[3]
Common stock ($5 par value, authorized 800 shares, issued 542 shares)		2,709,000,000	2,708,000,000
Capital Surplus		16,651,000,000	16,197,000,000
Retained earnings		31,670,000,000	29,043,000,000
Accumulated other comprehensive income (loss)		(265,000,000)	130,000,000
Common stock held in treasury at cost: 57 and 38 shares		(5,066,000,000)	(3,368,000,000)
Total shareholders' equity		45,699,000,000	44,710,000,000
Noncontrolling interests		1,155,000,000	1,270,000,000
Total equity		46,854,000,000	45,980,000,000
Total liabilities and equity		$ 366,380,000,000	$ 358,493,000,000

[1]
Our consolidated assets included the following for which we have elected the fair value option: Loans held for sale of $2.4 billion, Loans of $.9 billion, and Other assets of $.5 billion at December 31, 2016 and Loans held for sale of $1.5 billion, Loans of $.9 billion, and Other assets of $.7 billion at December 31, 2015.

[2]	Our consolidated liabilities included Other borrowed funds of $.1 billion at both December 31, 2016 and December 31, 2015, for which we have elected the fair value option.
[3]	Par value less than $.5 million at each date.